Loan Receivable (Tables)	6 Months Ended
Dec. 31, 2025
Loan Receivable [Abstract]
Schedule of Loan Receivable	Loan receivable consists of the following:
	As of
	December 31, 2025	June 30, 2025
Loan to a third party	$6,234,717	$-
Total Loan receivable	$6,234,717	$-